Fair value measurement - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 22,698	€ 18,302
Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	4,823	5,539
Level 1 | Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	22,381	17,985
Level 2 | Borrowings, Notes | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	317	317
Level 2 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	4,465	5,209
Level 3 | Borrowings from banks & Other debt | Not measured at fair value in statement of financial position
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	358	330
Cash flow hedge reserve
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	10	39
Effect of change in exchange rates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	74	(11)
Remeasurement of the fair value of financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains/(Losses) recognized in Other comprehensive income	€ 43	€ (15)